Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Summary of Recorded Investment, Unpaid Principal Balance, and Related Allowance for Loans and Leases Considered Impaired (Details) - Loans Excluding Acquired Impaired Loans - USD ($)
$ in Thousands
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Recorded Investment	$ 23,518	$ 11,926	$ 8,908
Unpaid Principal Balance	26,107	13,783	11,864
Related Allowance	2,949	1,017	2,326
Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment, With no related allowance recorded	9,541	8,916	1,362
Recorded Investment, With an allowance recorded	5,387		2,798
Unpaid Principal Balance, With no related allowance recorded	10,149	9,502	1,922
Unpaid Principal Balance, With an allowance recorded	5,521		2,797
Related Allowance	1,186		1,076
Residential Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment, With no related allowance recorded	1,581	804	2,821
Recorded Investment, With an allowance recorded	367	496	1,221
Unpaid Principal Balance, With no related allowance recorded	2,589	1,999	4,222
Unpaid Principal Balance, With an allowance recorded	387	528	1,216
Related Allowance	176	293	615
Construction, Land Development, and Other Land
Financing Receivable Impaired [Line Items]
Recorded Investment, With no related allowance recorded	565
Recorded Investment, With an allowance recorded			208
Unpaid Principal Balance, With no related allowance recorded	565
Unpaid Principal Balance, With an allowance recorded			1,201
Related Allowance			137
Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment, With no related allowance recorded	3,465	521
Recorded Investment, With an allowance recorded	2,610	861	171
Unpaid Principal Balance, With no related allowance recorded	3,652	524
Unpaid Principal Balance, With an allowance recorded	2,934	869	171
Related Allowance	1,585	396	171
Installment and Other
Financing Receivable Impaired [Line Items]
Recorded Investment, With an allowance recorded	2	328	327
Unpaid Principal Balance, With an allowance recorded	310	361	335
Related Allowance	$ 2	$ 328	$ 327